Analysis of changes in shareholders' equity related to components of the other comprehensive income (Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Gain (loss) recognized in other comprehensive income	€ (269)	€ 295
Actuarial gains related to increase in discount rates	(80)	176
Translation adjustment gains and losses	(28)	(374)
USD and GBP hedging instruments | Orange SA
Gain (loss) recognized in other comprehensive income	€ (236)	€ 187